Impairment Testing (Carrying Amounts of Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Intangible assets [Line Items]
Intangible assets having an indefined useful life	$ 357	$ 409
Goodwill [Member]
Intangible assets [Line Items]
Intangible assets having an indefined useful life	326	377
Trademarks [Member]
Intangible assets [Line Items]
Intangible assets having an indefined useful life	31	32
Industrial Products, United States [Member] | Trademarks [Member]
Intangible assets [Line Items]
Intangible assets having an indefined useful life	13	13
Advanced Additives, United States [Member] | Trademarks [Member]
Intangible assets [Line Items]
Intangible assets having an indefined useful life	7	9
Food, United States [Member] | Trademarks [Member]
Intangible assets [Line Items]
Intangible assets having an indefined useful life	5	5
Industrial Products, Europe [Member] | Trademarks [Member]
Intangible assets [Line Items]
Intangible assets having an indefined useful life	6	5
Specialty Solutions segment [Member] | Goodwill [Member]
Intangible assets [Line Items]
Intangible assets having an indefined useful life	207	211
Essential Minerals segment [Member] | Goodwill [Member]
Intangible assets [Line Items]
Intangible assets having an indefined useful life	$ 119	$ 166